Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions Details Abstract
Salary and short term benefits	$ 1,554	$ 2,087
Share - based payments	368	489
Total	$ 1,922	$ 2,576